Schedule of Loan Valuation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Outstanding Face Amount	$ 1,121,085	[1]
Carrying Value	843,132	[1]
Mezzanine Loans
Outstanding Face Amount	527,793
Carrying Value	442,529	[2]	469,326	[2]
Fair Value	451,812
Valuation Allowance/(Reversal) In Current Year	4,049
Discount Rate Input Range	6.5%-25.0%
Loss Severity Input Range	0.0%-100.0%
Discount Rate Weighted Average	10.10%
Loss Severity Weighted Average	10.60%
Corporate Bank Loans
Outstanding Face Amount	391,904
Carrying Value	208,863	[2]	161,153	[2]
Fair Value	208,863
Valuation Allowance/(Reversal) In Current Year	(19,123)
Discount Rate Input Range	6.3%-36.3%
Loss Severity Input Range	0.0%-100.0%
Discount Rate Weighted Average	18.90%
Loss Severity Weighted Average	37.60%
B-Notes
Outstanding Face Amount	171,258
Carrying Value	161,610	[2]	152,535	[2]
Fair Value	162,285
Valuation Allowance/(Reversal) In Current Year	(13,139)
Discount Rate Input Range	8.0%-15.0%
Loss Severity Input Range	0.0%
Discount Rate Weighted Average	10.40%
Loss Severity Weighted Average	0.00%
Whole Loans
Outstanding Face Amount	30,130
Carrying Value	30,130	[2]	30,566	[2]
Fair Value	30,142
Valuation Allowance/(Reversal) In Current Year
Discount Rate Input Range	5.1%-7.1%
Loss Severity Input Range	0.0%-15.0%
Discount Rate Weighted Average	5.20%
Loss Severity Weighted Average	14.50%
Total Real Estate Related Loans Held for Sale
Outstanding Face Amount	1,121,085	[3]
Carrying Value	843,132	[2],[3]	813,580	[2]
Fair Value	853,102
Valuation Allowance/(Reversal) In Current Year	(28,213)
Non-Securitized Manufacturing Housing Loan Portfolio I
Outstanding Face Amount	573
Carrying Value	163	[2]	199	[2]
Fair Value	163
Valuation Allowance/(Reversal) In Current Year	3
Discount Rate Weighted Average	38.80%
Prepayment Speed Weighted Average	0.00%
Cumulative Default Rate Weighted Average	52.90%
Loss Severity Weighted Average	75.00%
Non-Securitized Manufacturing Housing Loan Portfolio II
Outstanding Face Amount	3,072
Carrying Value	2,308	[2]	2,488	[2]
Fair Value	2,308
Valuation Allowance/(Reversal) In Current Year	(496)
Discount Rate Weighted Average	15.50%
Prepayment Speed Weighted Average	5.00%
Cumulative Default Rate Weighted Average	3.50%
Loss Severity Weighted Average	80.00%
Total Residential Mortgage Loans Held For Sale
Outstanding Face Amount	3,645	[4]
Carrying Value	2,471	[2],[4]	2,687	[2]
Fair Value	2,471
Valuation Allowance/(Reversal) In Current Year	(493)
Securitized Manufacturing Housing Loan Portfolio I
Outstanding Face Amount	118,746
Carrying Value	100,124	[2]	112,316	[2]
Fair Value	99,964
Valuation Allowance/(Reversal) In Current Year	(49)
Discount Rate Weighted Average	9.50%
Prepayment Speed Weighted Average	4.00%
Cumulative Default Rate Weighted Average	4.00%
Loss Severity Weighted Average	75.00%
Securitized Manufacturing Housing Loan Portfolio II
Outstanding Face Amount	153,193
Carrying Value	150,123	[2]	175,120	[2]
Fair Value	148,441
Valuation Allowance/(Reversal) In Current Year	3,926
Discount Rate Weighted Average	7.50%
Prepayment Speed Weighted Average	5.00%
Cumulative Default Rate Weighted Average	3.50%
Loss Severity Weighted Average	80.00%
Residential Mortgage Loans
Outstanding Face Amount	56,131
Carrying Value	42,214	[2]	43,800	[2]
Fair Value	48,625
Valuation Allowance/(Reversal) In Current Year	242
Discount Rate Weighted Average	7.40%
Prepayment Speed Weighted Average	4.70%
Cumulative Default Rate Weighted Average	2.80%
Loss Severity Weighted Average	46.60%
Total Residential Mortgage Loans Held For Investment
Outstanding Face Amount	328,070	[4],[5]
Carrying Value	292,461	[2],[4],[5]	331,236	[2]
Fair Value	297,030
Valuation Allowance/(Reversal) In Current Year	$ 4,119

[1]	(1) Based on the final extended maturity date of each loan investment as of December 31, 2012.
[2]	(A) The aggregate United States federal income tax basis for such assets at December 31, 2012 was approximately $1.3 billion (unaudited), excluding the securitized subprime mortgage loans, which are fully consolidated for tax purposes. Carrying value includes interest receivable of $0.1 million for the residential housing loans and principal and interest receivable of $4.8 million for the manufactured housing loans.
[3]	(D) Loans which are more than 3% of the total current carrying value (or $25.3 million) at December 31, 2012 are as follows (See Table Schedule of Large Loans for details).
[4]	(F) Loans acquired at a discount for credit quality.
[5]	(E) The following is an aging analysis of past due residential loans held-for-investment as of December 31, 2012 (See Table Aging Schedule of Past Due Residential Loans Held For Investment). Newcastle's management monitors the credit quality of the Manufactured Housing Loan Portfolios I and II primarily by using the aging analysis, current trends in delinquencies and the actual loss incurrence rate.